CONSOLIDATED FINANCIAL STATEMENTS - Financial information of joint ventures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 5,929,170	R$ 7,767,813	R$ 3,005,645	R$ 2,475,863
Total current assets	28,605,081	32,669,423
Total non-current assets	53,083,094	54,145,070
Total current liabilities	9,887,420	10,851,391
Total non-current liabilities	18,002,266	17,789,316
Cost of sales	(61,891,039)	(57,823,416)	(57,583,992)
Financial income	693,610	726,154	903,019
Financial expenses	(2,073,372)	(1,508,339)	(1,396,789)
Income and social contribution taxes	(1,106,009)	(864,653)	(1,809,622)
Net income for the year	1,418,438	4,599,062	7,536,983
Depreciation and amortization	(3,683,585)	(3,126,247)	(3,047,212)
Total comprehensive income for the year, net of tax	(2,040,487)	11,672,894	5,653,319
Joint ventures
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	5,268,140	4,885,784	4,946,614
Total current assets	8,204,754	8,646,770	10,830,003
Total non-current assets	24,726,193	19,743,779	19,799,735
Short-term debt	1,363,974	947,126	1,387,985
Total current liabilities	4,760,141	5,063,501	7,153,365
Long-term debt	9,796,171	8,952,910	6,509,894
Total non-current liabilities	14,146,451	11,436,979	9,547,371
Net sales	13,125,426	13,996,168	20,054,786
Cost of sales	(8,715,528)	(9,659,890)	(12,364,560)
Income before financial income (expenses) and taxes	3,283,628	3,404,073	4,516,140
Financial income	1,450,250	1,526,541	736,790
Financial expenses	(2,300,243)	(2,039,335)	(1,585,142)
Income and social contribution taxes	(774,075)	(870,477)	(827,060)
Net income for the year	1,658,916	1,945,071	2,573,019
Depreciation and amortization	(1,693,717)	(1,314,812)	(1,241,155)
Total comprehensive income for the year, net of tax	R$ 1,658,916	R$ 1,945,071	R$ 2,580,649